Retirement Plans (Reconciliation Of The Plans' Funded Status) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded status at end of period	$ (56.5)	$ (51.8)
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Unfunded status at end of period	$ (19.9)	$ (18.0)